Fair Value of Financial Instruments (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 7,615	$ 11,312
Impaired Loans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Impaired Loans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Impaired Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	7,615	11,312
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	2,847	3,726
Foreclosed Real Estate Owned [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Foreclosed Real Estate Owned [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Foreclosed Real Estate Owned [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,847	$ 3,726